OPERATIONS IN UZBEKISTAN (Details) (USD $)	12 Months Ended										0 Months Ended		12 Months Ended	0 Months Ended			2 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Uzdunrobita	Dec. 31, 2012 Uzdunrobita Uzbekistan	Dec. 31, 2012 Uzdunrobita Property, plant and equipment Uzbekistan	Dec. 31, 2012 Uzdunrobita Licenses Uzbekistan	Dec. 31, 2012 Uzdunrobita Rights to use radio frequencies Uzbekistan	Dec. 31, 2012 Uzdunrobita Numbering capacity Uzbekistan	Dec. 31, 2012 Uzdunrobita Software and other intangible assets Uzbekistan	Aug. 07, 2012 Uzdunrobita Temporary suspension of the operating license item	Jul. 17, 2012 Uzdunrobita Temporary suspension of the operating license	Dec. 31, 2012 Uzdunrobita Additional tax audit	Jan. 14, 2013 Uzdunrobita Criminal court judgment against employees	Nov. 08, 2012 Uzdunrobita Criminal court judgment against employees	Sep. 17, 2012 Uzdunrobita Criminal court judgment against employees item	Dec. 31, 2012 Uzdunrobita Criminal court judgment against employees item	Oct. 31, 2012 Uzdunrobita Tax and antimonopoly claims	Dec. 31, 2012 Uzdunrobita Tax and antimonopoly claims Uzbekistan
OPERATIONS IN UZBEKISTAN
Period of license suspension												10 days
Extended period of license suspension												3 months
Number of regional antimonopoly departments that held hearings											16
Amount of claim											$ 80,000,000		$ 900,000,000		$ 587,000,000
Amount of claim as reduced by antimonopoly regulator											13,000,000		669,000,000					6,400,000
Number of employees against whom criminal court has issued judgment																4
Number of installments over which claim amount would be paid															8 months
Number of installments paid																	2
Installments paid, amount														15,900,000			147,500,000
Liability recorded				418,300,000
Outstanding balance of claims																			264,400,000
Impairment loss of long-lived assets
Property, plant and equipment and intangibles						256,355,000
Impairment of intangible assets							82,885,000	76,641,000	36,145,000	50,241,000
Goodwill	108,544,000			108,544,000	108,544,000
Total impairment loss relating to goodwill and long-lived assets	$ 627,416,000	$ 19,015,000	$ 127,875,000	$ 502,300,000	$ 610,811,000